Note 4 - Property and Equipment (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Office furniture disposed amount	$ 8,403
Depreciation Expense	13,824	$ 2,103	$ 2,810	$ 416
Furniture and Fixtures
Loss on Disposition of Property Plant Equipment	$ 3,766